Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income	$ 320.1	$ 472.8	$ 611.1
Reconciliation of net income to cash flows provided by operating activities:
Depreciation	97.4	88.4	86.4
Amortization	126.8	117.0	104.2
Lease expense	28.1	27.5	0.0
Stock-based compensation	29.9	26.1	23.9
Loss on extinguishment of debt	8.8	0.0	0.0
Deferred taxes	(27.0)	(8.9)	(0.8)
Gain on sale of discontinued operations, net of tax	0.0	0.0	(250.4)
Other operating activities, net	21.9	5.4	(18.8)
Changes in assets and liabilities, excluding effects of acquisitions:
Receivables	78.9	1.0	(32.6)
Inventories	16.4	(1.9)	(29.0)
Contract assets	13.3	(26.7)	(21.9)
Prepaid expenses and other assets	(6.6)	(3.6)	(2.0)
Accounts payable	(15.2)	16.5	(39.5)
Accrued and other current liabilities	(5.3)	5.2	(99.9)
Contract Liabilities	20.5	18.5	11.8
Other long-term liabilities	(11.3)	(34.2)	(3.3)
Net cash provided by operating activities	696.7	703.1	339.2
Investing activities:
Capital expenditures	(95.5)	(88.9)	(120.7)
Acquisitions, net of cash acquired	(35.4)	(616.4)	(19.5)
Proceed from sale of discontinued operation	0.0	0.0	758.0
Other investing activities, net	8.3	10.4	11.4
Net cash (used in) provided by investing activities	(122.6)	(694.9)	629.2
Financing activities:
Borrowings from revolving credit facility	500.0	0.0	0.0
Repayments of revolving credit facility	(500.0)	0.0	0.0
Proceeds from notes	740.7	0.0	0.0
Repayments of notes	(258.5)	0.0	0.0
Repurchases of common stock	(382.4)	(382.1)	(459.8)
Dividends paid	(112.4)	(102.9)	(93.5)
Financing costs	(24.2)	0.0	0.0
Proceeds from exercise of stock options	21.3	37.0	22.7
Withholding tax paid related to stock-based compensation	(8.3)	(10.4)	(10.1)
Other financing activities, net	(0.9)	(2.8)	0.0
Net cash used in financing activities	(24.7)	(461.2)	(540.7)
Effect of foreign currency exchange rate changes on cash and cash equivalents	1.6	0.6	(1.1)
Change in cash and cash equivalents	551.0	(452.4)	426.6
Less: change in cash and cash equivalents of discontinued operations	(3.6)	1.3	3.5
Cash and cash equivalents
Cash and cash equivalents at beginning of period	342.5	796.2	373.1
Cash and cash equivalents at end of period	$ 897.1	$ 342.5	$ 796.2